Note 11 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
11.	Stock Incentive Plan

On
July 31, 2014,
the Board of Directors of Euroseas approved the
2014
Stock Incentive Plan (the
“2014
Plan”). The plan is administered by Euroseas’ Board of Directors which could make awards totaling in aggregate up to
2,500,000
shares, respectively over
10
years after the plan’s adoption date. The persons eligible to receive awards under the plan are officers, directors, and executive, managerial, administrative and professional employees of Euroseas or Eurobulk or Eurochart (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant. Awards may
be made under the plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Following the Spin-off, each shareholder of Euroseas received one
share of EuroDry, for every
five
shares of Euroseas held. Awardees of the Euroseas stock incentive awards with unvested shares received unvested shares of EuroDry with the same ratio, one
share of EuroDry for every
five
shares of Euroseas, taking also into account that the awardees described above are common in both Euroseas and EuroDry. Shares of EuroDry issued for unvested shares of Euroseas will vest on the same schedule with the original Euroseas shares.

Details of awards granted under the
2014
Plan of Euroseas, which had unvested shares as of the Spin-off date, are noted below.

a)	On
November 3, 2016
an award of
82,080
non-vested restricted shares, was made to
19
key persons of which
50%
vested on
November 1, 2017
and
50%
vested on
November 1, 2018;
awards to officers and directors amounted to
48,048
shares and the remaining
34,032
shares were awarded to employees of Eurobulk.

b)	On
November 2, 2017
an award of
100,270
non-vested restricted shares, was made to
18
key persons of which
50%
vested on
July 1, 2018
and
50%
will vest on
July 1, 2019;
awards to officers and directors amounted to
57,700
shares and the remaining
42,570
shares were awarded to employees of Eurobulk.

In
May 2018,
the Company’s Board of Directors approved an equity incentive plan (the
“May
2018”Plan
). The
May 2018
Plan will be administered by the Company’s Board of Directors which can make awards totaling in aggregate up to
150,000
shares over
five
years after the
May 2018
Plan’s adoption date. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates will be eligible to receive awards under the equity incentive plan.  Awards may
be made under the
May 2018
Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the
May 2018
Plan during the year ended
December 31, 2018
are noted below.

On
November 21, 2018
an award of
25,090
non-vested restricted shares, was made to
18
key persons of which
50%
will vest on
November 16, 2019
and
50%
will vest on
November 16 ,
2020;
awards to officers and directors amounted to
14,434
shares and the remaining
10,656
shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not
have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of non-vested restricted shares to be immaterial and hence accounts for forfeitures as they occur.
No
forfeitures occurred in the year ended
December 31, 2018.

The compensation cost that has been charged against income for awards was
$137,517
for the year ended
December 31, 2018
and is included within “Other general and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of
December 31, 2018
and changes during the year ended
December 31, 2018,
are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on May 31, 2018	28,072	8.30
Granted	25,090	10.14
Vested	(18,045)	(8.30)
Forfeited	-	-
Non-vested on December 31, 2018	35,117	9.61

As of
December 31, 2018,
there was
$241,339
of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the
2014
Plan and the
May 2018
Plan and is expected to be recognized over a weighted-average period of
1.06
years. The total fair value at grant-date of shares granted during the year ended
December 31, 2018,
was
$254,413.